Revenue from Contracts with Customers (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Revenue From Contract with Customers [Line Items]
Gross profit	$ 32,449,145	$ 2,573,414	[1]	$ 1,426	[1]
Interest expense	1,631,741	1,290,646
Real Estate Revenue [Member]
Revenue From Contract with Customers [Line Items]
Revenue	75,210,378	5,908,234
Gross profit	$ 31,793,433	$ 2,543,790

[1]	Prior year comparatives have been reclassified to reflect the impact of the reverse recapitalization. See Note 4, “Business combination and reverse recapitalization,” for details.